Trade and Other Payables - Summary of Trade and Other Current Payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Trade and other current payables [abstract]
Trade payables	¥ 2,953,479	$ 416,858	¥ 2,495,482
Bills payables	2,764,013	390,116	2,065,147
Other payables	543,970	76,777	329,632
Accrued expenses	203,133	28,671	168,235
Accrued staff costs	653,854	92,286	666,641
Refund liabilities	757,655	106,936	761,521
Dividend payable	47,480	6,701	43,133
Amount due to associates and joint ventures (trade)	258,964	36,551	262,131
Amount due to associates and joint ventures (non-trade)	81	11	66
Amount due to related parties (trade)	221,413	31,250	145,747
Amount due to related parties (non-trade)	4,016	567	32,034
Financial liabilities carried at amortized cost (Note 36)	8,408,058	1,186,724	6,969,769
Other tax payable	39,698	5,603	38,823
Trade and other payables with liquidity risk (Note 33)	8,447,756	1,192,327	7,008,592
Deferred grants (Note 29)	19,952	2,816	22,082
Advance from customers	383	55	369
Total trade and other payables (current)	¥ 8,468,091	$ 1,195,198	¥ 7,031,043